SCHEDULE OF COMPANY REPORTABLE SEGMENTS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Sales to external customers, Total		$ 176,488	$ 274,223	$ 301,954
Cost of sales, Total	[1]	(158,091)	(246,891)	(273,417)
Gross profit, Total		18,397	27,332	28,537
Selling, general and administrative expenses, Total	[2]	(21,952)	(35,093)	(27,295)
Operating (loss) income, Total		(3,555)	(7,761)	1,242
Soft Wheat [Member]
Revenue from External Customer [Line Items]
Sales to external customers, Total		150,136	215,090	218,761
Cost of sales, Total	[1]	(134,749)	(194,492)	(194,453)
Gross profit, Total		15,387	20,598	24,308
Selling, general and administrative expenses, Total	[2]	(13,009)	(21,806)	(22,020)
Operating (loss) income, Total		2,378	(1,208)	2,288
Durum Wheat [Member]
Revenue from External Customer [Line Items]
Sales to external customers, Total		6,238	27,418	48,233
Cost of sales, Total	[1]	(6,923)	(29,150)	(47,465)
Gross profit, Total		(685)	(1,732)	768
Selling, general and administrative expenses, Total	[2]	(1,753)	(264)	(332)
Operating (loss) income, Total		(2,438)	(1,996)	436
Couscous and Pasta [Member]
Revenue from External Customer [Line Items]
Sales to external customers, Total		17,397	27,021	31,410
Cost of sales, Total	[1]	(13,912)	(19,397)	(28,649)
Gross profit, Total		3,485	7,624	2,761
Selling, general and administrative expenses, Total	[2]	(1,348)	(9,236)	(1,095)
Operating (loss) income, Total		2,137	(1,612)	1,666
All Other [Member]
Revenue from External Customer [Line Items]
Sales to external customers, Total		2,717	4,694	3,550
Cost of sales, Total	[1]	(2,507)	(3,852)	(2,850)
Gross profit, Total		210	842	700
Selling, general and administrative expenses, Total	[2]	(5,842)	(3,787)	(3,848)
Operating (loss) income, Total		$ (5,632)	$ (2,945)	$ (3,148)

[1]	Primarily includes purchases of inventory, packaging, and other sales costs.
[2]	Primarily includes payroll costs, transportation fees, professional fees, and other selling, general, and administrative costs.